Income Taxes - Disclosure of Expiry of Tax Loss Carryforwards (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	SFr (144,483)	SFr (88,198)
2027
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(29,566)	(29,566)
2028
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	(58,632)	(58,632)
2030
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	SFr (56,285)	SFr 0